Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation (Tables) [Line Items]
Schedule of Share-Based Compensation Expenses

For the years ended December 31, 2025, 2024 and 2023, share based compensation expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Long-term incentive plan	-	28,279,364	-
Share options given to employees	1,649,948	514,956	101,414
Share options given to third-party consultant	-	-	2,736
Board of directors’ compensation	796,339	1,516,887	-
Restricted share units	8,834,112	5,349,337	1,887,735
Total	11,280,399	35,660,544	1,991,885

Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model

The fair value of share options was determined using option-pricing models, including the Black-Scholes-Merton model and Monte Carlo simulation, based on the following weighted-average assumptions:

	2025	2024	2023

Expected volatility	77.75%	69.77%	65.30%
Risk-free interest rate	4.45%	4.43%	3.86%
Probability weighted time to exit	6.25 years	6 years	6 years
Expected dividend yield	-	-	-

Employees [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Activity Related to Restricted Common Stock

The following table summarizes the activity related to restricted common shares for the years ended December 31, 2025, 2024 and 2023:

	Number of shares	Weighted average grant-date fair value per share

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Beginning balance, January 1, 2024	377,943	3.52
Granted	1,581,191	2.21
Vested	(177,033)	2.90
Canceled and forfeited	(44,671)	3.52
Ending balance, December 31, 2024	1,737,430	2.07

Beginning balance, January 1, 2025	1,737,430	2.07
Granted	495,000	3.28
Vested	(728,533)	1.74
Canceled and forfeited	(254,655)	3.44
Ending balance, December 31, 2025	1,249,242	2.44

Third-Party Consultant [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of Common Shares Issued to Consultants and the Related Fair Value at Issuance

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant-date fair value per share

Beginning balance, January 1, 2023	67,795	1.72
Granted	-	-
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Beginning balance, January 1, 2024	45,387	1.53
Granted	-	-
Vested	(45,387)	1.53
Cancelled	-	-
Ending balance, December 31, 2024	-	-

Beginning balance, January 1, 2025	-	-
Granted	-	-
Vested	-	-
Cancelled	-	-
Ending balance, December 31, 2025	-	-